Note 3 - Loan Payable to Officer (June 2020 Note)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
3.
     Loan Payable to Officer

On
February 8, 2018,
the Company entered into an unsecured revolving promissory note to borrow up to
$3,700,000
from G. Ward Paxton. Under the terms of the CEO Note, the Company had the ability to borrow, repay and reborrow on the loan as needed up to an outstanding principal balance due of
$3,700,000
at any given time through
March 2020.

On
February
7,
2019,
the Company amended the unsecured revolving promissory note to borrow up to
$2,700,000
from G. Ward Paxton, the Company's former Chief Executive Officer. Amounts borrowed under the CEO Note accrued interest at a floating rate per annum equal to Silicon Valley Bank's (“SVB”) prime rate plus
1%.
Under the terms of the note, the Company had the ability to borrow, repay and reborrow on the loan as needed up to an outstanding principal balance due of
$2,700,000
at any given time through
March
2021.
We reduced our borrowing under this note to
zero
as of
May 2019.

As of
October 24, 2019,
G. Ward Paxton passed away, terminating the CEO Note with the result that future borrowings thereunder will no
longer be available to the Company. Our management will be assessing whether to replace this borrowing capacity and assessing what terms may
be available to the Company, including whether any such terms are acceptable to the Company, if at all.

6
. Borrowings from Officer

On
February 8, 2018,
the Company entered into an unsecured revolving promissory note to borrow up to
$3,700,000
from G. Ward Paxton, the Company’s former Chief Executive Officer (the “CEO Note”). Under the terms of the CEO Note, the Company had the ability to borrow, repay and reborrow on the loan as needed up to an outstanding principal balance due of
$3,700,000
at any given time through
March 2020.

On
February
7,
2019,
the Company amended the unsecured revolving promissory note to borrow up to
$2,700,000
from G. Ward Paxton, the Company’s former Chief Executive Officer. Amounts borrowed under the CEO Note accrued interest at a floating rate per annum equal to Silicon Valley Bank’s (“SVB”) prime rate plus
1%.
Under the terms of the note, the Company had the ability to borrow, repay and reborrow on the loan as needed up to an outstanding principal balance due of
$2,700,000
at any given time through
March
2021.
We reduced our borrowing under this note to
zero
as of
May 2019

As of
October 24, 2019,
G. Ward Paxton passed away, terminating the CEO Note with the result that future borrowings thereunder will no
longer be available to the Company. Our management will be assessing whether to replace this borrowing base and assessing what terms may
be available to the Company, including whether any such terms are acceptable to the Company, if at all.